Income Taxes Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Statutory Tax Rate	$ (12,877)	$ (3,360)
Foreign Rate Differential	(2,038)	(354)
Increase in Valuation Allowance	12,689	2,952
Share-based Compensation Expense	1,567	812
Other Differences	(707)	(8)
Income Tax Expense (Benefit)	$ (1,366)	$ 42